Discontinued Operations (Income Statement Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 0		$ 0		$ 381
Operating expenses	0		0		345
Operating income	0		0		36
Income tax expense	0		0		16
Income from Kroll operations, net of tax	0		0		20
Other discontinued operations, net of tax			(17)		(7)
Income (loss) from discontinued operations, net of tax			(17)		13
Disposals of discontinued operations	(2)	[1]	25	[1]	58	[1]
Income tax (credit) expense	1	[2]	(25)	[2]	(235)	[2]
Disposals of discontinued operations, net of tax	(3)		50		293
Discontinued operations, net of tax	$ (3)		$ 33		$ 306
Discontinued operations, net of tax per basic share	$ 0.00		$ 0.06		$ 0.55
Discontinued operations, net of tax per diluted share	$ 0.00		$ 0.06		$ 0.55

[1]	Includes gain on sale of Kroll and the gain on the sale of KLS in 2010.
[2]	Includes the provision/(credit) for income taxes relating to the recognition of tax benefits recorded in connection with the sale of Kroll as well as a tax provision of $36 million on the sale of KLS in 2010.